REVENUE (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE DISAGGREGATED BY PRODUCT TYPE AND GEOGRAPHIC AREAS

The following tables present our revenue from contracts with customers disaggregated by product type and geographic areas.

Three months ended June 30, 2024	Texas	New Mexico	Total

Crude oil	$-	$-	$-
Natural gas	-	-	-
Revenue	$-	$-	$-

Three months ended June 30, 2023	Texas	New Mexico	Total

Crude oil	$113,471	$42,230	$155,701
Natural gas	1,015	-	1,015
Revenue	$114,486	$42,230	$156,716

Nine months ended June 30, 2024	Texas	New Mexico	Total

Crude oil	$39,857	$35,609	$75,466
Natural gas	-	-	-
Revenue	$39,857	$35,609	$75,466

Nine months ended June 30, 2023	Texas	New Mexico	Total

Crude oil	$417,050	$116,285	$533,335
Natural gas	8,124	-	8,124
Revenue	$425,174	$116,285	$541,459

The following table presents our revenue from contracts with customers disaggregated by product type and geographic areas.

Year ended September 30, 2023	Texas	New Mexico	Total

Crude oil	$501,920	$154,700	$656,620
Natural gas	9,003	-	9,003
Revenue from contracts with customers	$510,923	$154,700	$665,623

Year ended September 30, 2022	Texas	New Mexico	Total

Crude oil	$621,275	$140,236	$761,511
Natural gas	53,880	-	53,880
Revenue from contracts with customers	$675,155	$140,236	$815,391